UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22255

          Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street
  Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
   Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
THEMATIC BETA ETFs
ANNUAL REPORT
March 31, 2021
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Thematic Beta ETFs | Annual Report 2021
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Emerging Markets Consumer ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Columbia India Consumer ETF
Fund at a Glance 12
Manager Discussion of Fund Performance 14
Understanding Your Fund’s Expenses 16
Portfolio of Investments 17
Statement of Assets and Liabilities 26
Statement of Operations 27
Statement of Changes in Net Assets 28
Financial Highlights 30
Notes to Financial Statements 33
Report of Independent Registered Public Accounting Firm 44
Federal Income Tax Information 45
Trustees and Officers 46
Liquidity Risk Management Program 53
Results of Meeting of Shareholders 54
Additional Information 55

FUND AT A GLANCE
Columbia EM Core ex-China ETF
Thematic Beta ETFs | Annual Report 2021 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michelle Teng, CFA
Portfolio Manager
Managed Fund since November 2020
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisors,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended March 31, 2021)
Inception 1 Year 5 Year Life
Market Price 09/02/15 69.09 12.22 12.51
Net Asset Value 09/02/15 68.56 12.06 12.45
Beta Thematic Emerging Markets
ex-China Index 73.15 11.14 11.64
MSCI Emerging Markets Index (Net) 58.39 12.07 11.80

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
4 Thematic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (September 2, 2015 — March 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Country breakdown (%) (at March 31, 2021 )
Brazil 7 .5
Chile 1 .6
India 16 .7
Indonesia 2 .8
Malaysia 2 .4
Mexico 2 .8
Philippines 1 .1
Poland 1 .5
Russia 5 .8
South Africa 5 .2
South Korea 21 .3
Taiwan 26 .2
Tanzania 0 .5
Thailand 4 .1
Turkey 0 .3
United States
(a)
0 .2
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at March 31, 2021)
Communication Services 6 .9
Consumer Discretionary 8 .7
Consumer Staples 6 .8
Energy 8 .0
Financials 21 .8
Health Care 1 .6
Industrials 3 .8
Information Technology 29 .8
Materials 10 .7
Real Estate 0 .3
Utilities 1 .6
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia EM Core ex-China ETF (XCEM)
Thematic Beta ETFs | Annual Report 2021 5
For the 12-month period that ended March 31, 2021, the Fund returned 68.56% based on net asset value (NAV) and
69.09% based on market price. The Beta Thematic Emerging Markets ex-China Index, the Fund's tracking index, returned
73.15% and the MSCI Emerging Markets Index (Net) (the “Index”) returned 58.39% during the same time period.
The Fund’s NAV on March 31, 2020 was $19.09, and it ended the annual period on March 31, 2021 with an NAV of
$31.65. The Fund’s market price on March 31, 2021 was $31.82 per share.
Market overview
Emerging market equities outperformed both U.S. and developed market international equities during the annual period.
The Index returned 58.39% during the annual period, as compared to S&P 500 Index and MSCI EAFE Index (Net) returns of 56.35% and 44.57%, respectively, for the same time period.
The annual period began in the immediate aftermath of the sharp March 2020 sell-off in emerging markets equities and the broad global equity markets, driven by the COVID-19 pandemic and fears about its economic impact. In response to the crisis, governments and central banks around the world engaged in extraordinary fiscal and monetary stimulus efforts, highlighted by the U.S. Federal Reserve (Fed) slashing short-term interest rates to near zero. With investor sentiment improving in the second quarter of 2020 as a result of these stimulus efforts, gradual re-opening of economies, early signs of progress in the search for a COVID-19 vaccine and a rally in oil prices, emerging markets equities rebounded. As the annual period progressed, emerging markets equities were supported by increasing economic activity, prospects of further stimulus measures, signals from the U.S. Fed it would keep short-term interest rates anchored near zero for the foreseeable future, and a weaker U.S. dollar. However, rising COVID-19 cases globally and speculation around a possible disputed outcome to the U.S. presidential election drove bouts of volatility.
Emerging markets equities were buoyed in November 2020 as the U.S. elections produced a clear outcome, removing a source of uncertainty and increasing the likelihood of additional stimulus. This was followed shortly thereafter by news of positive results for a pair of COVID-19 vaccines, raising the potential for a return to more normal economic activity.
In the last months of 2020 and into early 2021, the U.S. dollar continued to weaken supporting positive corporate earnings trends across emerging markets. Structural progress also continued, with reforms and domestic demand being especially key drivers to unlocking economic growth potential in Brazil, Indonesia, India and China. However, volatility spiked in emerging markets, especially China, in the last weeks of the annual period. Such volatility was due to a number of factors, including concerns around Chinese regulatory bodies looking at its own financial technology and e-commerce firms, U.S.-China relations coming back to the forefront with the mid-March 2021 Alaska talks and ongoing Securities &
Exchange Commission discussions about de-listing American depository receipts issued by Chinese firms. An increase in
U.S. Treasury yields that accelerated a rotation from growth stocks to value stocks across markets also prompted market volatility.
For the annual period overall, Taiwan and South Korea led emerging markets equity performance, as Asian countries were among the first to contain COVID-19 and return to relatively normal economic activity. The Asian emerging markets were supported in part by The People’s Bank of China implementing strong stimulus measures, including adding to the money supply via reverse repurchase agreements and lowering the reserve requirement for banks. Latin American equity market returns underperformed the Index, with Brazil suffering on fiscal concerns and lagging COVID-19 containment measures.
Elsewhere, Russia and Thailand were also among the weakest performers in the Index during the annual period. From a sector perspective, information technology led Index gains, followed by materials, consumer discretionary and health care. Laggards included real estate, utilities, consumer staples, financials and energy.
The Fund’s notable contributors during the period
Constituents in the information technology, financials and consumer discretionary sectors contributed positively to the
Fund’s returns during the annual period.
From a country perspective, constituents in India, South Korea and having no weight in China contributed positively to the Fund’s returns during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia EM Core ex-China ETF (XCEM)
6 Thematic Beta ETFs | Annual Report 2021
Having out-of-Index positions in India-based software and technology services provider Infosys Ltd.-SP ADR, India-based bank HDFC Bank Ltd.-ADR, India-based auto manufacturer Tata Motors Ltd.-Spon ADR and India-based base metals miner Vedanta Ltd.-ADR and an overweight position in Mexico-based precious and base metals miner Grupo Mexico
SAB de CV-SER B contributed positively. Each generated a triple-digit positive absolute return during the annual period.
The Fund’s notable detractors during the period
Constituents in utilities, energy and industrials detracted from returns during the annual period.
From a country perspective, constituents in Malaysia, Thailand and Indonesia detracted from returns during the annual period.
Positions in Taiwan-based telecommunications company Far EasTone Telecommunications Co. Ltd., Taiwan-based telecommunications company Chunghwa Telecom Co. Ltd., Taiwan-based convenience store operator President Chain
Store Corp. and Taiwan-based telecommunications company Taiwan Mobile Co. Ltd. and an out-of Index position in
India-based petroleum refiner and petrochemicals manufacturer Reliance Industries Ltd.-Spons GDR 144A detracted.
Each posted positive absolute returns during the annual period but significantly lagged the Index.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of its tracking index. The Fund may not sell a poorly performing security unless it was removed from the tracking index. There is no guarantee that the tracking index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative Fund performance. The Fund's net asset value will generally decline when the market value of its tracking index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the tracking index. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the tracking index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the tracking index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular
Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
Thematic Beta ETFs | Annual Report 2021 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michelle Teng, CFA
Portfolio Manager
Managed Fund since November 2020
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans
TM
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended March 31, 2021)
Inception 1 Year 5 Years 10 Years
Market Price 09/14/10 43.27 5.21 2.88
Net Asset Value 09/14/10 42.02 5.10 2.85
Dow Jones Emerging Markets
Consumer Titans™ Index 43.56 5.97 3.88
MSCI Emerging Markets Index (Net) 58.39 12.07 3.65

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
8 Thematic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (March 31, 2011 — March 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made during the stated time period, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Country breakdown (%) (at March 31, 2021 )
Brazil 4 .7
China 50 .0
Greece 0 .4
India 12 .6
Indonesia 1 .9
Mexico 2 .4
Russia 4 .5
Saudi Arabia 3 .9
South Africa 3 .7
Taiwan 12 .1
Thailand 2 .8
United Arab Emirates 0 .9
United States
(a)
0 .1
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at March 31, 2021)
Communication Services 35 .6
Consumer Discretionary 36 .7
Consumer Staples 27 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Emerging Markets Consumer ETF (ECON)
Thematic Beta ETFs | Annual Report 2021 9
In February 2021, S&P Dow Jones Index conducted a consultation with market participants, on potential changes to the
Dow Jones Emerging Markets Consumer Titans
TM
Index. Effective after the close of business on March 18, 2021, certain changes regarding when replacements would be added if a constituent is removed outside the normal rebalancing period and reducing the weighting of any individual constituent were made to the Dow Jones Emerging Markets Consumer
Titans
TM
Index.
For the 12-month period that ended March 31, 2021, the Fund returned 42.02% based on net asset value (NAV) and
43.27% based on market price. The Dow Jones Emerging Markets Consumer Titans
TM
Index, the Fund's tracking index,
returned 43.56% and the MSCI Emerging Markets Index (Net) (the “Index”) returned 58.39% during the same time period.
The Fund’s NAV on March 31, 2020 was $19.65, and it ended the annual period on March 31, 2021 with an NAV of
$27.73. The Fund’s market price on March 31, 2021 was $27.86 per share.
Market overview
Emerging market equities outperformed both U.S. and developed market international equities during the annual period.
The Index returned 58.39% during the annual period, as compared to S&P 500 Index and MSCI EAFE Index (Net) returns of 56.35% and 44.57%, respectively, for the same time period.
The annual period began in the immediate aftermath of the sharp March 2020 sell-off in emerging markets equities and the broad global equity markets, driven by the COVID-19 pandemic and fears about its economic impact. In response to the crisis, governments and central banks around the world engaged in extraordinary fiscal and monetary stimulus efforts, highlighted by the U.S. Federal Reserve (Fed) slashing short-term interest rates to near zero. With investor sentiment improving in the second quarter of 2020 as a result of these stimulus efforts, gradual re-opening of economies, early signs of progress in the search for a COVID-19 vaccine and a rally in oil prices, emerging markets equities rebounded. As the annual period progressed, emerging markets equities were supported by increasing economic activity, prospects of further stimulus measures, signals from the U.S. Fed it would keep short-term interest rates anchored near zero for the foreseeable future, and a weaker U.S. dollar. However, rising COVID-19 cases globally and speculation around a possible disputed outcome to the U.S. presidential election drove bouts of volatility.
Emerging markets equities were buoyed in November 2020 as the U.S. elections produced a clear outcome, removing a source of uncertainty and increasing the likelihood of additional stimulus. This was followed shortly thereafter by news of positive results for a pair of COVID-19 vaccines, raising the potential for a return to more normal economic activity.
In the last months of 2020 and into early 2021, the U.S. dollar continued to weaken supporting positive corporate earnings trends across emerging markets. Structural progress also continued, with reforms and domestic demand being especially key drivers to unlocking economic growth potential in Brazil, Indonesia, India and China. However, volatility spiked in emerging markets, especially China, in the last weeks of the annual period. Such volatility was due to a number of factors, including concerns around Chinese regulatory bodies looking at its own financial technology and e-commerce firms, U.S.-China relations coming back to the forefront with the mid-March 2021 Alaska talks and ongoing Securities &
Exchange Commission discussions about de-listing American depository receipts issued by Chinese firms. An increase in
U.S. Treasury yields that accelerated a rotation from growth stocks to value stocks across markets also prompted market volatility.
For the annual period overall, Taiwan and South Korea led emerging markets equity performance, as Asian countries were among the first to contain COVID-19 and return to relatively normal economic activity. China also performed well through the first three quarters of the annual period, before the volatility of the first quarter of 2021. The Asian emerging markets were supported in part by The People’s Bank of China implementing strong stimulus measures, including adding to the money supply via reverse repurchase agreements and lowering the reserve requirement for banks. Latin American equity market returns underperformed the Index, with Brazil suffering on fiscal concerns and lagging COVID-19 containment measures. Elsewhere, Russia and Thailand were also among the weakest performers in the Index during the annual period. From a sector perspective, information technology led Index gains, followed by materials, consumer discretionary and health care. Laggards included real estate, utilities, consumer staples, financials and energy.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Emerging Markets Consumer ETF (ECON)
10 Thematic Beta ETFs | Annual Report 2021
The Fund’s notable contributors during the period
Not having any exposure to constituents in financials and real estate and having exposure to constituents in the consumer discretionary sector contributed most positively to the Fund’s returns during the annual period.
From a country perspective, constituents in China and Russia and having no exposure to constituents in Malaysia contributed most positively to the Fund’s returns during the annual period.
An underweight position in China-based e-commerce giant Alibaba Group Holdings-SP ADR; overweight positions in
China-based Internet search engine operator Baidu Inc.-Spon ADR, China-based online direct sales company JD.com
Inc.-ADR and China-based auto manufacturer BYD Co. Ltd.-H; and an out-of Index position in Russia-based Internet search engine and information website operator Yandex NV-A contributed most positively.
Alibaba Group Holdings-SP ADR generated a double-digit absolute gain but lagged the Index during the annual period.
Baidu Inc.-Spon ADR, JD.com Inc.-ADR and BYD Co. Ltd.-H each posted a triple-digit absolute gain during the annual period.
Yandex NV-A produced a double-digit absolute gain that outpaced the Index during the annual period.
The Fund’s notable detractors during the period
Not having any exposure to constituents in the information technology sector and having exposure to constituents in the communication services and consumer staples sectors detracted most from the Fund’s returns during the annual period.
From a country perspective, constituents in Taiwan and India and having no exposure to constituents in South Korea detracted most from returns during the annual period.
An underweight position in China-based e-commerce and diversified media company Tencent Holdings Ltd. and overweight positions in China-based educational services provider Tal Education Group-ADR, Hong Kong-based telecommunication services provider China Mobile Ltd., Brazil-based apparel and footwear retailer Lojas Renner S.A.
and China-based telecommunications company China Tower Corp. Ltd.-H detracted most.
Tencent Holdings Ltd. produced a double-digit positive absolute return that outperformed the Index during the annual period.
Tal Education Group-ADR posted a single-digit positive absolute return; Lojas Renner S.A. posted a double-digit positive absolute return but underperformed the Index.
China Mobile Ltd. and China Tower Corp. Ltd.-H each generated a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of its tracking index. The Fund may not sell a poorly performing security unless it was removed from the tracking index. There is no guarantee that the tracking index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its tracking index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the tracking index.
Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the tracking index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Emerging Markets Consumer ETF (ECON)
Thematic Beta ETFs | Annual Report 2021 11
as tracking error to the tracking index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia India Consumer ETF
12 Thermatic Beta ETFs | Annual Report 2021
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michelle Teng, CFA
Portfolio Manager
Managed Fund since November 2020
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended March 31, 2021)
Inception 1 Year 5 Years Life
Market Price 08/10/11 69.58 10.65 10.36
Net Asset Value 08/10/11 65.67 10.49 10.27
Indxx India Consumer Index 70.60 12.02 11.92
MSCI India Index (Net) 76.35 11.18 6.41

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
Thermatic Beta ETFs | Annual Report 2021 13
Performance of a hypothetical $10,000 investment (August 10, 2011 — March 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Equity sector breakdown (%) (at March 31, 2021)
Consumer Discretionary 56 .9
Consumer Staples 43 .1
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia India Consumer ETF (INCO)
14 Thematic Beta ETFs | Annual Report 2021
For the 12-month period that ended March 31, 2021, the Fund returned 65.67% based on net asset value (NAV) and
69.58% based on market price. The Indxx India Consumer Index, the Fund's tracking index, returned 70.60% and the
MSCI India Index (Net) (the “Index”) returned 76.35% during the same time period.
The Fund’s NAV on March 31, 2020 was $30.80, and it ended the annual period on March 31, 2021 with an NAV of
$50.85. The Fund’s market price on March 31, 2021 was $51.24 per share.
Market overview
The Indian equity market rallied sharply during the annual period. The Index returned 76.35% for the annual period, significantly outperforming the 58.39% return of the MSCI Emerging Markets Index (Net).
The annual period began in the immediate aftermath of the sharp March 2020 sell-off in the Indian equity market and broad developed and emerging markets equities markets, driven by the COVID-19 pandemic and fears about its economic impact. In response to the crisis, the Indian government took unprecedented steps to slow the spread of COVID-19 by ordering a nationwide lockdown for 21 days starting on March 25th. In addition, India’s Finance Minister announced significant fiscal stimulus in hopes of aiding low-income households while in lockdown. The Reserve Bank of India took significant steps as well, seeking to lower the cost of capital by reducing repurchase agreement rates and by injecting surplus liquidity in an effort to keep the strength of the country’s financial system intact. Even as India registered the second-highest number of COVID-19 cases in the world, Indian equities soared in the second and third quarters of 2020 as lockdown restrictions were gradually eased and economic activity started to normalize.
In the fourth quarter of 2020, local sentiment had improved regarding India’s economy. Economic restrictions in large urban sectors were gradually easing, and there was near-normalization of mobility and economic activity. For example, restaurants and bars in Mumbai were allowed to open in early October. Government fiscal accounts were outperforming estimates, as tax receipts were coming in higher than expected. In addition, economic output, as measured by
Purchasing Managers Index composite data, seemed well placed in expansionary territory. Rural India also weathered the economic storm better than anticipated on the back of robust rainfall during the country’s monsoons, helping to cushion the negative impact of COVID-19 on India as a whole. Indian equities continued to trend upward as investors redeployed capital into industries that were hardest hit by the pandemic, notably banks.
In the first quarter of 2021, India’s equities were bolstered by its government’s announcement of key structural reforms, particularly in the banking sector. Additionally, India’s finance minister unveiled an expansionary budget to boost the country’s economy, which included higher spending on infrastructure and health care. Notably, however, as of the end of the first quarter of 2021, India’s real Gross Domestic Product had contracted by an annualized rate of 23.9%, dragged lower by deep contractions in its manufacturing, construction and services sectors. A persistent acceleration in the
COVID-19 outbreak across the nation continued to delay a return to normalcy in major economic drivers, which more than offset strengthening of activity in the agriculture sector, where the summer harvest was expected to benefit from good monsoon rainfall.
For the annual period as a whole, the consumer discretionary sector was the third-strongest sector within the Index, posting triple-digit percentage gains. Consumer staples generated a double-digit percentage absolute gain but was the weakest sector in the Index during the annual period.
The Fund’s notable contributors during the period
Having exposure to constituents in the consumer discretionary sector and not having any exposure to constituents in the communication services and utilities sectors contributed most positively to the Fund’s returns during the annual period.
Positions in consumer staples products manufacturer Hindustan Unilever Ltd., food and beverage products producer
Tata Consumer Products Ltd., light commercial vehicle manufacturer Eicher Motors Ltd., auto manufacturer Maruti
Suzuki India Ltd. and auto manufacturer Tata Motors Ltd. contributed most positively.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia India Consumer ETF (INCO)
Thematic Beta ETFs | Annual Report 2021 15
Hindustan Unilever Ltd., Tata Consumer Products Ltd. and Maruti Suzuki India Ltd. each produced a double-digit absolute gain during the annual period.
Eicher Motors Ltd. and Tata Motors Ltd. each posted a triple-digit absolute gain during the annual period.
The Fund’s notable detractors during the period
Having exposure to constituents in consumer staples and not having any exposure to constituents in information technology and materials detracted most from the Fund’s returns during the annual period.
A position in tire manufacturer MRF Ltd. and out-of-Index positions in footwear and sports apparel manufacturer and retailer Bata India Ltd., gold and gold jewelry exporter Rajesh Exports Ltd., appliances manufacturer Whirlpool of India
Ltd. and consumer electrical products manufacturer Crompton Greaves Consumer Electricals Ltd. detracted most.
MRF Ltd., Bata India Ltd. and Whirlpool of India Ltd. each generated a double-digit positive absolute return during the annual period but underperformed the Index.
Rajesh Exports Ltd. and Crompton Greaves Consumer Electricals Ltd. each posted a single-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of its tracking index. The Fund may not sell a poorly performing security unless it was removed from the tracking index. There is no guarantee that the tracking index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its tracking index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the tracking index. Concentration in the India region, where issuers tend to be less developed than U.S. issuers, presents increased risk of loss than a fund that does not concentrate its investments. Investments in narrowly focused sectors, such as consumer discretionary and consumer staples, may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the tracking index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the tracking index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
16 Thematic Beta ETFs | Annual Report 2021
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended March 31, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF, account values at the end of the period would have been reduced.
October 1, 2020 — March 31, 2021
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 1,342.40 1,024.13 0.93 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 1,115.90 1,021.99 3.11 2.97 0.59
Columbia India Consumer ETF 1,000.00 1,000.00 1,212.90 1,021.19 4.14 3.78 0.75

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
March 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2021 17
Common Stocks - 95.2%
Issuer Shares Value ($)
Brazil - 4.1%
B3 SA - Brasil Bolsa Balcao 22,754 220,242
Banco do Brasil SA 20,673 111,553
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 22,923 100,133
Magazine Luiza SA 55,145 197,791
Vale SA 34,464 598,341
Total 1,228,060
Chile - 0.9%
Cia Cervecerias Unidas SA 8,598 75,616
Empresas COPEC SA 14,949 185,156
Total 260,772
India - 16.6%
HDFC Bank Ltd. ADR
(a)
17,080 1,326,945
Hindustan Unilever Ltd. 5,551 184,606
Housing Development Finance Corp. Ltd. 6,980 238,488
ICICI Bank Ltd. ADR
(a)
47,206 756,712
Infosys Ltd. ADR 53,823 1,007,567
ITC Ltd. 59,065 176,515
Kotak Mahindra Bank Ltd.
(a)
5,566 133,452
Reliance Industries Ltd. GDR
(b)
8,932 493,940
Tata Motors Ltd. ADR
(a)
13,256 275,592
Vedanta Ltd. ADR 20,218 254,140
WNS Holdings Ltd. ADR
(a)
1,926 139,520
Total 4,987,477
Indonesia - 2.8%
PT Astra International Tbk 241,370 87,658
PT Bank Central Asia Tbk 220,575 471,901
PT Bank Mandiri Persero Tbk 369,569 156,479
PT Telkom Indonesia Persero Tbk 528,376 124,409
Total 840,447
Malaysia - 2.4%
Dialog Group Bhd 221,824 166,375
IHH Healthcare Bhd 128,514 164,885
Petronas Dagangan Bhd 37,648 181,952
Tenaga Nasional Bhd 83,376 203,488
Total 716,700
Mexico - 2.7%
Grupo Bimbo SAB de CV Series A 76,585 160,578
Grupo Mexico SAB de CV Series B 73,179 384,341
Wal-Mart de Mexico SAB de CV 90,382 284,789
Total 829,708
Philippines - 1.1%
Aboitiz Power Corp. 156,016 75,537
Manila Electric Co. 16,860 94,482
SM Investments Corp. 8,522 168,552
Total 338,571
Poland - 1.5%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
29,943 248,361
Powszechny Zaklad Ubezpieczen SA
(a)
22,201 191,854
Total 440,215
Russia - 5.8%
Gazprom PJSC ADR 44,948 268,070
LUKOIL PJSC ADR 7,716 623,916
MMC Norilsk Nickel PJSC ADR 6,843 214,254
Mobile TeleSystems PJSC ADR 17,720 147,785
Sberbank of Russia PJSC ADR 31,209 480,774
Total 1,734,799
Common Stocks (continued)
Issuer Shares Value ($)
South Africa - 5.2%
Anglo American Platinum Ltd. 1,175 171,254
Bid Corp. Ltd.
(a)
13,015 252,090
Bidvest Group Ltd. (The) 14,133 163,083
FirstRand Ltd. 62,977 220,156
Naspers Ltd. Class N 2,598 621,375
Shoprite Holdings Ltd. 12,574 133,793
Total 1,561,751
South Korea - 21.2%
Celltrion , Inc.
(a)
1,068 306,221
Hana Financial Group, Inc. 4,010 151,648
Hyundai Mobis Co. Ltd. 592 152,740
Hyundai Motor Co. 1,689 325,339
Kakao Corp. 936 411,865
KB Financial Group, Inc. 7,473 371,091
Kia Motors Corp. 3,056 223,850
KT&G Corp. 1,654 118,962
LG Electronics, Inc. 2,081 275,812
NAVER Corp. 1,217 405,398
POSCO 982 277,659
Samsung Electro-Mechanics Co. Ltd. 1,262 209,079
Samsung Electronics Co. Ltd. 28,863 2,075,943
Samsung SDI Co. Ltd. 511 297,999
Shinhan Financial Group Co. Ltd. 7,648 253,075
SK Hynix, Inc. 4,579 536,088
Total 6,392,769
Taiwan - 26.0%
Catcher Technology Co. Ltd. 14,504 107,510
Chang Hwa Commercial Bank Ltd. 195,131 120,021
China Steel Corp. 225,831 204,992
Chipbond Technology Corp. 63,929 174,089
Chunghwa Telecom Co. Ltd. 114,361 446,895
CTBC Financial Holding Co. Ltd. 199,750 154,715
Eva Airways Corp. 236,792 130,292
Far Eastern New Century Corp. 183,898 194,642
Far EasTone Telecommunications Co. Ltd. 128,511 288,703
Formosa Chemicals & Fibre Corp. 29,772 91,404
Formosa Petrochemical Corp. 29,303 99,412
Formosa Plastics Corp. 70,621 249,981
Formosa Taffeta Co. Ltd. 93,228 100,635
Hon Hai Precision Industry Co. Ltd. 110,004 478,060
Largan Precision Co. Ltd. 1,040 117,001
Makalot Industrial Co. Ltd. 11,984 103,531
MediaTek , Inc. 16,187 549,722
Nan Ya Plastics Corp. 100,192 280,213
President Chain Store Corp. 22,456 214,069
Taiwan Business Bank 356,621 124,486
Taiwan Mobile Co. Ltd. 68,852 236,963
Taiwan Semiconductor Manufacturing Co.
Ltd. 155,436 3,197,734
Uni -President Enterprises Corp. 65,329 167,140
Total 7,832,210
Tanzania - 0.5%
AngloGold Ashanti Ltd. 6,399 139,470
Thailand - 4.1%
BTS Group Holdings PCL NVDR 1,289,894 398,319
CP ALL PCL NVDR 74,398 164,866
Home Product Center PCL NVDR 280,913 133,041
Lotus's Retail Growth Freehold & Leasehold
Property Fund 206,513 103,091
Ratch Group PCL 66,792 109,539

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Thematic Beta ETFs | Annual Report 2021
Common Stocks (continued)
Issuer Shares Value ($)
Siam Cement PCL (The) 8,001 102,157
Siam Commercial Bank PCL (The) 40,213 143,480
Thai Union Group PCL NVDR 184,129 86,614
Total 1,241,107
Turkey - 0.3%
Turkiye Petrol Rafinerileri AS
(a)
7,461 81,135
Total Common Stocks
(Cost: $21,253,912) 28,625,191
Preferred Stocks - 4.2%
Issuer Shares Value ($)
Brazil - 3.4%
Azul SA Preference Shares
(a)
10,598 71,085
Banco Bradesco SA Preference Shares 50,134 237,832
Itau Unibanco Holding SA Preference Shares 51,847 256,984
Itausa SA Preference Shares 79,585 145,546
Petroleo Brasileiro SA Preference Shares 71,411 304,981
Total 1,016,428
Chile - 0.8%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 4,350 233,183
Total Preferred Stocks
(Cost: $1,345,437) 1,249,611
Money Market Funds - 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
64,070 64,070
Total Money Market Funds
(Cost: $64,070) 64,070
Total Investments in Securities
(Cost: $22,663,419) 29,938,872
Other Assets & Liabilities, Net 130,750
Net Assets 30,069,622

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2021 19
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $493,940, which represents 1.64% of total net assets.
(c) The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Thematic Beta ETFs | Annual Report 2021
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 1,228,060 – – 1,228,060
Chile 260,772 – – 260,772
India 4,987,477 – – 4,987,477
Indonesia 840,447 – – 840,447
Malaysia 716,700 – – 716,700
Mexico 829,708 – – 829,708
Philippines 338,571 – – 338,571
Poland 440,215 – – 440,215
Russia 1,734,799 – – 1,734,799
South Africa 1,561,751 – – 1,561,751
South Korea 6,392,769 – – 6,392,769
Taiwan 7,832,210 – – 7,832,210
Tanzania 139,470 – – 139,470
Thailand 1,241,107 – – 1,241,107
Turkey 81,135 – – 81,135
Total Common Stocks 28,625,191 – – 28,625,191
Preferred Stocks
Brazil 1,016,428 – – 1,016,428
Chile 233,183 – – 233,183
Total Preferred Stocks 1,249,611 – – 1,249,611
Money Market Funds 64,070 – – 64,070
Total Investments in Securities 29,938,872 – – 29,938,872
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
March 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2021 21
Common Stocks - 99.9%
Issuer Shares Value ($)
Brazil - 4.7%
Lojas Renner SA 386,293 2,915,509
Petrobras Distribuidora SA 369,938 1,447,498
Raia Drogasil SA 563,518 2,502,527
Telefonica Brasil SA 219,985 1,724,249
Total 8,589,783
China - 50.0%
Alibaba Group Holding Ltd. ADR
(a)
36,190 8,205,359
ANTA Sports Products Ltd. 171,477 2,796,762
Autohome , Inc. ADR 10,968 1,022,985
Baidu, Inc. ADR
(a)
33,234 7,230,057
Bilibili , Inc. ADR
(a)
29,812 3,191,673
BYD Co. Ltd. Class H 142,496 3,022,412
China Feihe Ltd.
(b)
548,262 1,551,462
China Mengniu Dairy Co. Ltd.
(a)
522,697 2,991,853
China Resources Beer Holdings Co. Ltd. 261,431 2,049,562
China Tower Corp. Ltd. Class H
(b)
8,954,456 1,324,547
Dongfeng Motor Group Co. Ltd. Class H 471,912 438,257
Geely Automobile Holdings Ltd. 1,092,443 2,779,428
Guangzhou Automobile Group Co. Ltd. Class
H 540,723 454,170
Haier Smart Home Co. Ltd. Class H
(a)
366,501 1,466,108
Hengan International Group Co. Ltd. 134,245 882,367
iQIYI , Inc. ADR
(a)
62,197 1,033,714
JD.com, Inc. ADR
(a)
94,922 8,004,772
JOYY, Inc. ADR 10,794 1,011,721
Meituan Class B
(a),(b)
207,631 7,963,980
NetEase , Inc. ADR 76,907 7,941,417
New Oriental Education & Technology Group,
Inc. ADR
(a)
287,344 4,022,816
TAL Education Group ADR
(a)
76,660 4,128,141
Tencent Holdings Ltd. 99,945 7,841,899
Tencent Music Entertainment Group ADR
(a)
79,790 1,634,897
Vipshop Holdings Ltd. ADR
(a)
74,184 2,215,134
Want Want China Holdings Ltd. 1,190,595 892,818
Yum China Holdings, Inc. 80,671 4,776,530
Zhongsheng Group Holdings Ltd. 96,446 679,822
Total 91,554,663
Greece - 0.4%
Hellenic Telecommunications Organization
SA 43,698 702,581
India - 12.6%
Hero MotoCorp Ltd. 52,924 2,109,034
Hindustan Unilever Ltd. 277,512 9,229,050
ITC Ltd. 1,185,771 3,543,669
Maruti Suzuki India Ltd. 52,571 4,931,973
Nestle India Ltd. 14,329 3,364,075
Total 23,177,801
Indonesia - 1.9%
PT Astra International Tbk 3,451,114 1,253,331
PT Telkom Indonesia Persero Tbk 8,106,918 1,908,823
PT Unilever Indonesia Tbk 975,591 441,619
Total 3,603,773
Mexico - 2.4%
Fomento Economico Mexicano SAB de CV
Series UBD 271,335 2,043,450
Wal-Mart de Mexico SAB de CV 739,254 2,329,352
Total 4,372,802
Russia - 4.5%
Magnit PJSC GDR 92,394 1,384,986
Mobile TeleSystems PJSC ADR 110,175 918,859
Common Stocks (continued)
Issuer Shares Value ($)
X5 Retail Group NV GDR 27,283 879,604
Yandex NV Class A
(a)
78,043 4,999,435
Total 8,182,884
Saudi Arabia - 3.9%
Almarai Co. JSC 74,622 1,034,648
Saudi Telecom Co. 179,093 6,055,085
Total 7,089,733
South Africa - 3.7%
Shoprite Holdings Ltd. 294,031 3,128,631
Vodacom Group Ltd. 423,877 3,624,394
Total 6,753,025
Taiwan - 12.1%
Chunghwa Telecom Co. Ltd. 1,795,813 7,017,599
Hotai Motor Co. Ltd. 171,129 3,526,578
President Chain Store Corp. 273,744 2,609,553
Taiwan Mobile Co. Ltd. 803,215 2,764,368
Uni -President Enterprises Corp. 2,423,910 6,201,431
Total 22,119,529
Thailand - 2.8%
Advanced Info Service PCL 267,500 1,485,160
CP ALL PCL 1,099,805 2,437,168
Thai Beverage PCL 2,133,344 1,174,959
Total 5,097,287
United Arab Emirates - 0.9%
Emirates Telecommunications Group Co.
PJSC 279,274 1,645,315
Total Common Stocks
(Cost: $150,883,999) 182,889,176
Money Market Funds - 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
119,492 119,492
Total Money Market Funds
(Cost: $119,492) 119,492
Total Investments in Securities
(Cost: $151,003,491) 183,008,668
Other Assets & Liabilities, Net (10,030)
Net Assets 182,998,638

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
22 Thematic Beta ETFs | Annual Report 2021
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $10,839,989, which represents 5.92% of total net assets.
(c) The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2021 23
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 8,589,783 – – 8,589,783
China 91,554,663 – – 91,554,663
Greece 702,581 – – 702,581
India 23,177,801 – – 23,177,801
Indonesia 3,603,773 – – 3,603,773
Mexico 4,372,802 – – 4,372,802
Russia 8,182,884 – – 8,182,884
Saudi Arabia 7,089,733 – – 7,089,733
South Africa 6,753,025 – – 6,753,025
Taiwan 22,119,529 – – 22,119,529
Thailand 5,097,287 – – 5,097,287
United Arab Emirates 1,645,315 – – 1,645,315
Total Common Stocks 182,889,176 – – 182,889,176
Money Market Funds 119,492 – – 119,492
Total Investments in Securities 183,008,668 – – 183,008,668
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
March 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
24 Thermatic Beta ETFs | Annual Report 2021
Notes to Consolidated Portfolio of Investments
Common Stocks - 101.8%
Issuer Shares Value ($)
Consumer Discretionary - 57.9%
Bajaj Auto Ltd.
(a)
89,823 4,509,471
Balkrishna Industries Ltd. 69,928 1,614,928
Bharat Forge Ltd.
(a)
216,935 1,768,236
Bosch Ltd. 22,595 4,353,865
Crompton Greaves Consumer Electricals
Ltd. 462,183 2,481,159
Eicher Motors Ltd.
(a)
116,764 4,158,556
Hero MotoCorp Ltd. 100,435 4,002,358
Jubilant Foodworks Ltd.
(a)
66,096 2,631,545
Mahindra & Mahindra Ltd. 393,212 4,276,922
Maruti Suzuki India Ltd. 47,421 4,448,823
Motherson Sumi Systems Ltd.
(a)
1,033,325 2,847,116
MRF Ltd. 1,965 2,210,799
Page Industries Ltd. 4,215 1,747,798
Relaxo Footwears Ltd.
(a)
55,260 662,391
Tata Motors Ltd.
(a)
1,059,711 4,374,291
Titan Co. Ltd. 226,989 4,837,123
TVS Motor Co. Ltd. 147,811 1,182,771
Whirlpool of India Ltd. 28,043 854,019
Total 52,962,171
Consumer Staples - 43.9%
Avenue Supermarts Ltd.
(a),(b)
107,534 4,205,024
Britannia Industries Ltd. 97,987 4,858,290
Common Stocks (continued)
Issuer Shares Value ($)
Colgate-Palmolive India Ltd. 117,628 2,508,738
Dabur India Ltd. 494,606 3,656,420
Godrej Consumer Products Ltd.
(a)
332,459 3,317,826
Hindustan Unilever Ltd. 152,630 5,075,924
ITC Ltd. 1,639,918 4,900,885
Marico Ltd. 465,632 2,619,404
Nestle India Ltd. 20,123 4,724,355
Procter & Gamble Hygiene & Health Care
Ltd. 8,389 1,454,770
United Breweries Ltd. 54,331 922,524
United Spirits Ltd.
(a)
251,871 1,916,581
Total 40,160,741
Total Common Stocks
(Cost: $63,053,118) 93,122,912
Money Market Funds - 0.0%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
17,383 17,383
Total Money Market Funds
(Cost: $17,383) 17,383
Total Investments in Securities
(Cost: $63,070,501) 93,140,295
Other Assets & Liabilities, Net (1,608,107)
Net Assets 91,532,188
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $4,205,024, which represents 4.59% of total net assets.
(c) The rate shown is the seven-day current annualized yield at March 31, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thermatic Beta ETFs | Annual Report 2021 25
See the Portfolio of Investments for all investment classifications not indicated in the table.
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 52,962,171 – – 52,962,171
Consumer Staples 40,160,741 – – 40,160,741
Total Common Stocks 93,122,912 – – 93,122,912
Money Market Funds 17,383 – – 17,383
Total Investments in Securities 93,140,295 – – 93,140,295

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Thematic Beta ETFs | Annual Report 2021
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $22,663,419, $151,003,491 and $63,070,501, respectively) $29,938,872 $183,008,668 $93,140,295
Cash – – 257
Foreign currency (cost $1,409, $– and $34,567, respectively) 1,409 – 34,717
Receivable for:
Dividends 133,893 182,591 28,688
Foreign tax reclaims 539 – –
Reimbursement due from Investment Manager – 1,137 9,012
Total assets 30,074,713 183,192,396 93,212,969
Liabilities
Due to custodian – 53 –
Payable for:
Investment management fees 4,098 94,257 58,689
Foreign capital gains taxes deferred 173 99,448 1,621,786
Accrued expenses and other liabilities 820 – 306
Total liabilities 5,091 193,758 1,680,781
Net assets applicable to outstanding capital stock $30,069,622 $182,998,638 $91,532,188
Represented by:
Paid-in capital $23,643,871 $367,053,357 $65,575,773
Total distributable earnings (loss) 6,425,751 (184,054,719) 25,956,415
Total — representing net assets applicable to outstanding capital stock $30,069,622 $182,998,638 $91,532,188
Shares outstanding 950,000 6,600,000 1,800,000
Net asset value per share $31.65 $27.73 $50.85

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2021 27
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $707,783 $3,476,371 $997,504
Foreign taxes withheld (98,560) (440,351) (220,254)
Total income 609,223 3,036,020 777,250
Expenses:
Excise tax – 1,101 –
Investment management fees 35,181 1,037,927 596,864
Mauritius taxes paid – – 40,758
Overdraft expense – 1,626 2,479
Total expenses 35,181 1,040,654 640,101
Fees waived by the Investment Manager and its affiliates – (2,727) (40,924)
Total net expenses 35,181 1,037,927 599,177
Net Investment income 574,042 1,998,093 178,073
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (526,389) (6,775,287) 2,330,375
In-kind transactions – 3,372,669 –
Foreign currency translations (28,792) (253,123) (1,813)
Net realized gain (loss) (555,181) (3,655,741) 2,328,562
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 10,759,411 60,958,619 37,625,713
Foreign capital gains tax (173) (99,448) (1,621,786)
Foreign currency translations 1,009 6,077 (143)
Net change in unrealized appreciation 10,760,247 60,865,248 36,003,784
Net realized and unrealized gain 10,205,066 57,209,507 38,332,346
Net Increase in net assets resulting from operations $10,779,108 $59,207,600 $38,510,419

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Thematic Beta ETFs | Annual Report 2021
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Year Ended
March 31,
2021
Year Ended
March 31,
2020
Year Ended
March 31,
2021
Year Ended
March 31,
2020
Operations
Net investment income $574,042 $367,166 $1,998,093 $2,990,830
Net realized gain (loss) (555,181) 44,948 (3,655,741) (5,774,308)
Net change in unrealized appreciation (depreciation) 10,760,247 (5,281,152) 60,865,248 (22,935,083)
Net increase (decrease) in net assets resulting from operations 10,779,108 (4,869,038) 59,207,600 (25,718,561)
Distributions to shareholders
Net investment income and net realized gains (440,955) (352,464) (1,161,030) (4,114,374)
Shareholder transactions
Proceeds from shares sold 5,410,220 8,111,660 4,208,501 –
Cost of shares redeemed – – (54,177,623) (85,364,536)
Net increase (decrease) in net assets resulting from shareholder transactions 5,410,220 8,111,660 (49,969,122) (85,364,536)
Increase (decrease) in net assets 15,748,373 2,890,158 8,077,448 (115,197,471)
Net Assets:
Net assets at beginning of year 14,321,249 11,431,091 174,921,190 290,118,661
Net assets at end of year $30,069,622 $14,321,249 $182,998,638 $174,921,190
Capital stock activity
Shares outstanding, beginning of
year
750,000 450,000 8,900,000 12,800,000
Subscriptions 200,000 300,000 150,000 –
Redemptions – – (2,450,000) (3,900,000)
Shares outstanding, end of
year
950,000 750,000 6,600,000 8,900,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2021 29
Columbia India Consumer ETF
(Consolidated)
Year Ended
March 31,
2021
Year Ended
March 31,
2020
Operations
Net investment income $178,073 $770,852
Net realized gain (loss) 2,328,562 (120,282)
Net change in unrealized appreciation (depreciation) 36,003,784 (27,647,553)
Net increase (decrease) in net assets resulting from operations 38,510,419 (26,996,983)
Distributions to shareholders
Net investment income and net realized gains (296,280) (299,950)
Shareholder transactions
Cost of shares redeemed (14,446,012) (35,375,250)
Net decrease in net assets resulting from shareholder transactions (14,446,012) (35,375,250)
Increase (decrease) in net assets 23,768,127 (62,672,183)
Net Assets:
Net assets at beginning of year 67,764,061 130,436,244
Net assets at end of year $91,532,188 $67,764,061
Capital stock activity
Shares outstanding, beginning of
year
2,200,000 3,100,000
Subscriptions – –
Redemptions (400,000) (900,000)
Shares outstanding, end of
year
1,800,000 2,200,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
30 Thematic Beta ETFs | Annual Report 2021
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia EM Core ex-China ETF
Year Ended March 31,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
year
$19.09 $25.40 $28.03 $24.91 $21.23
Income (loss) from investment operations:
Net investment income 0.68 0.69 0.65 0.66 0.41
Net realized and unrealized gain (loss) 12.37 (6.41) (2.51) 4.83 3.55
Total from investment operations 13.05 (5.72) (1.86) 5.49 3.96
Less distributions to shareholders:
Net investment income (0.49) (0.59) (0.62) (0.61) (0.28)
Net realized gains – – (0.15) (1.76) –
Total distribution to shareholders (0.49) (0.59) (0.77) (2.37) (0.28)
Net asset value, end of
year
$31.65 $19.09 $25.40 $28.03 $24.91
Total Return at NAV 68.56% (23.25)% (6.38)% 22.76% 18.83%
Total Return at Market 69.09% (23.43)% (7.37)% 20.45% 23.20%
Ratios to average net assets:
Total gross expenses
(a)
0.16% 0.19%
(b)
0.47%
(c)
0.70%
(d)
0.70%
Total net expenses
(a)(e)
0.16% 0.19%
(b)
0.35%
(c)
0.35%
(d)
0.35%
Net Investment income 2.61% 2.70% 2.54% 2.40% 1.80%
Supplemental data
Net assets, end of
year
(in thousands) $30,070 $14,321 $11,431 $9,811 $11,209
Portfolio turnover 19% 14% 24% 37% 30%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2021 31
Columbia Emerging Markets Consumer ETF
Year Ended March 31,
2021 2020 2019
(a)(b)
2018
(a)
2017
(a)
Per share data
Net asset value, beginning of
year
$19.65 $22.67 $26.34 $24.75 $22.60
Income (loss) from investment operations:
Net investment income 0.29 0.27 0.25 0.10 0.18
Net realized and unrealized gain (loss) 7.97 (2.90) (3.72) 1.59 2.13
Total from investment operations 8.26 (2.63) (3.47) 1.69 2.31
Less distributions to shareholders:
Net investment income (0.18) (0.39) (0.20) (0.10) (0.16)
Net asset value, end of
year
$27.73 $19.65 $22.67 $26.34 $24.75
Total Return at NAV 42.02% (11.87)% (13.08)% 6.81% 10.35%
Total Return at Market 43.27% (11.95)% (13.90)% 7.16% 10.75%
Ratios to average net assets:
Total gross expenses
(c)
0.59%
(d)
0.60%
(e)
0.61%
(f)
0.81%
(g)
0.85%
(h)
Total net expenses
(c)( i )
0.59%
(d)
0.60%
(e)
0.61%
(f)
0.81%
(g)
0.85%
(h)
Net Investment income 1.14% 1.20% 1.07% 0.37% 0.77%
Supplemental data
Net assets, end of
year
(in thousands) $182,999 $174,921 $290,119 $809,911 $741,171
Portfolio turnover 40% 37% 61% 27% 17%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(e) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(f) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(g) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(h) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
( i ) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
32 Thematic Beta ETFs | Annual Report 2021
Columbia India Consumer ETF (Consolidated)
Year Ended March 31,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
year
$30.80 $42.08 $45.81 $38.31 $31.16
Income (loss) from investment operations:
Net investment income (loss) 0.09 0.29 0.12 0.01 (0.03)
Net realized and unrealized gain (loss) 20.12 (11.45) (3.80) 7.52 7.21
Total from investment operations 20.21 (11.16) (3.68) 7.53 7.18
Less distributions to shareholders:
Net investment income (0.16) (0.12) (0.05) (0.03) (0.03)
Net asset value, end of
year
$50.85 $30.80 $42.08 $45.81 $38.31
Total Return at NAV 65.67% (26.60)% (8.03)% 19.64% 23.06%
Total Return at Market 69.58% (28.00)% (8.44)% 19.98% 23.67%
Ratios to average net assets:
Total gross expenses
(a)
0.80%
(b)
0.81%
(c)
0.77%
(d)
0.87%
(e)
0.89%
(f)
Total net expenses
(a)(g)
0.75%
(b)
0.81%
(c)
0.77%
(d)
0.87%
(e)
0.89%
(f)
Net Investment income (loss) 0.22% 0.70% 0.26% 0.01% (0.09)%
Supplemental data
Net assets, end of
year
(in thousands) $91,532 $67,764 $130,436 $144,289 $88,102
Portfolio turnover 16% 11% 15% 28% 31%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(c) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(d) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
March 31, 2021
Thematic Beta ETFs | Annual Report 2021 33
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end registered investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia
Emerging Markets Consumer ETF may operate as a non-diversified Fund while the Dow Jones Emerging Markets
Consumer Titans
TM
Index is non-diversified.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary Columbia India
Consumer ETF and (the Subsidiary) located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 50.5% 46,264,839 417,532 2,003,774 16,976,125

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
34 Thematic Beta ETFs | Annual Report 2021
and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange.
Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
Thematic Beta ETFs | Annual Report 2021 35
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
The Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
36 Thematic Beta ETFs | Annual Report 2021
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
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Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Fund
Effective investment
management fee rate
(%)
Columbia EM Core ex-China ETF 0.16
Columbia Emerging Markets Consumer ETF 0.59
Columbia India Consumer ETF 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
Thematic Beta ETFs | Annual Report 2021 37
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from Columbia Emerging Markets Consumer ETF’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. Prior to August 1, 2020, the following fees and expenses were also excluded from the Fund’s operating expenses, if applicable: taxes, and expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds). This agreement may be modified or amended only with approval from the Investment Manager and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Under the agreement, the following fees and expenses are excluded from Columbia India Consumer ETF’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable:
expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/
or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from the Investment Manager and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2021, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, capital loss carryforwards, foreign capital gains tax, redemption in kind and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets in the Statement of Assets and Liabilities.
Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Fund
August 1, 2020 through
July 31, 2021
Prior
to
August 1, 2020
Columbia Emerging Markets Consumer ETF 0.59% 0.59%
Columbia India Consumer ETF 0.75% -
Funds
Undistributed net
investment income ($)
Accumulated net
realized gain (loss) ($)
Paid-in capital increase
(decrease) ($)
Columbia EM Core ex-China ETF (28,792) 28,792 -
Columbia Emerging Markets Consumer ETF (311,835) (2,825,647) 3,137,482
Columbia India Consumer ETF (10,580) 10,580 -

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
38 Thematic Beta ETFs | Annual Report 2021
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2021, the components of distributable earnings on a tax basis were as follows:
At March 31, 2021, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended March
31, 2021, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2021, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Year Ended March 31, 2021 Year Ended March 31, 2020
Fund
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Columbia EM Core ex-China ETF 440,955 - 440,955 352,464 - 352,464
Columbia Emerging Markets Consumer ETF 1,161,030 - 1,161,030 4,114,374 - 4,114,374
Columbia India Consumer ETF 296,280 - 296,280 299,950 - 299,950
Funds
Undistributed ordinary
income/(loss) ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 147,825 - (840,954) 7,118,880
Columbia Emerging Markets Consumer ETF 384,883 - (214,201,033) 29,761,431
Columbia India Consumer ETF 23,987 - (57,905) 25,990,333
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 23,001,675 8,153,362 (1,216,165) 6,937,197
Columbia Emerging Markets Consumer ETF 153,266,710 42,670,185 (12,928,227) 29,741,958
Columbia India Consumer ETF 65,528,430 30,090,575 (2,478,710) 27,611,865
Funds
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
Columbia EM Core ex-China ETF 440,538 400,416 840,954 -
Columbia Emerging Markets
Consumer ETF 1,416,943 212,784,090 214,201,033 -
Columbia India Consumer ETF 57,905 - 57,905 1,888,413
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 7,359,541 4,078,951
Columbia Emerging Markets Consumer ETF 68,769,191 82,596,527
Columbia India Consumer ETF 12,720,585 27,075,297

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
Thematic Beta ETFs | Annual Report 2021 39
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2021, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended March 31, 2021, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
During the year ended March 31, 2021, Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and
Columbia India Consumer ETF had no borrowings.
Note 8. Significant risks
Communication Services concentration risk
Columbia Emerging Markets Consumer ETF may be more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors.
Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.
Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do
so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Fund Contributions ($)
Columbia EM Core ex-China ETF 2,164,541
Columbia Emerging Markets Consumer ETF 1,930,192
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 33,308,272 36,680,941 3,372,669
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
40 Thematic Beta ETFs | Annual Report 2021
Concentration risk
Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective tracking index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the discretionary/staples sectors (specifically the discretionary/staples sectors of India for the Columbia India Consumer
ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The success of discretionary/staples suppliers and retailers is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Funds’ value will generally decline when the performance of its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the
Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. By using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear.
Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Emerging markets risk
The Funds are subject to emerging markets risk. Investments in emerging market securities are likely to have greater exposure to risks of investing in foreign investments including risks associated with political, regulatory, economic, social, diplomatic, and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region. In addition, emerging market countries are typically less developed with more limited trading activity than more developed countries, which may result in increased liquidity risk and other risks. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which may make them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluation. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S.
Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Financial concentration risk
Columbia EM Core ex-China ETF has concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these factors may adversely affect
Fund performance.
Geographic focus risk
The Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. Each Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
Thematic Beta ETFs | Annual Report 2021 41
Asia Pacific Region.
Columbia EM Core ex-China ETF and Columbia Emerging Markets Consumer ETF are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia
Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia Emerging Markets Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The
People's Republic of China and Taiwan, among other countries, and the Funds' investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified, which could result in greater volatility in the Funds' NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Funds' portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown.
Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
India
. Columbia India Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
42 Thematic Beta ETFs | Annual Report 2021
Information technology sector risk
Columbia EM Core ex-China ETF may be more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2021
Thematic Beta ETFs | Annual Report 2021 43
and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia Emerging Markets
Consumer ETF may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

44 Thematic Beta ETFs | Annual Report 2021
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust II and Shareholders of Columbia EM Core ex-China ETF, Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF (three of the funds constituting Columbia ETF Trust II, hereafter collectively referred to as the "Funds") as of March 31, 2021, the related statements of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March
31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2021 and each of the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
March 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 20, 2021
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Thematic Beta ETFs | Annual Report 2021 45
The Funds hereby designate the following tax attributes for the ﬁscal year ended March 31, 2021 . Shareholders will be notiﬁed in early 2022 of the amounts for use in preparing 2021 income tax returns.
Qualiﬁed dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the ﬁscal year that represents qualiﬁed dividend income subject to reduced tax rates.
Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Funds
Qualified
dividend
income
Foreign
taxes
paid
Foreign
taxes
paid per
share
Foreign
source
income
Foreign
source
income
per share
Columbia EM Core ex-China ETF 41.36% $98,560 $0.10 $707,566 $0.74
Columbia Emerging Markets
Consumer ETF 84.05% $503,188 $0.08 $3,537,331 $0.54
Columbia India Consumer ETF 100.00% $228,343 $0.13 $997,440 $0.55

TRUSTEES AND OFFICERS
46 Thematic Beta ETFs | Annual Report 2021
The Board oversees the Funds’ operations and appoints ofﬁcers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past ﬁve years, although speciﬁc titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee 2017 Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
170 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January -July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018
170 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee, 2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020)

TRUSTEES AND OFFICERS
(continued)
Thematic Beta ETFs | Annual Report 2021 47
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney
at Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
170 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee)
since 2019
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
168 Director, EQT
Corporation  (natural
gas producer) since
2019; Director, Whiting
Petroleum Corporation
(independent oil and gas
company) since 2020
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee
2020
(a)
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
168 Director, The Autism
Project since March
2015; former Member
of the Investment
Committee, St. Michael’s
College, November
2015-February 2020;
former Trustee, St.
Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1962
Trustee
2020
(a)
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004; Partner,
Tudor Investments,  2004-2010; Senior
Partner, McKinsey & Company (consulting),
2001-2004
168 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
170 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010; Board
of Directors, The MA
Business Roundtable
2003-2019

TRUSTEES AND OFFICERS
(continued)
48 Thematic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
170 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1955
Co-Chair since
2021; Chair of
CFST I and CFVIT
since 2014;
Trustee of CFST I
and CFVIT since
1996 and CFST,
CFST II, CFVST II,
Columbia ETF Trust
I and Columbia ETF
Trust II since 2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
168 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
168 None
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
168 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community),
2007-2015; and former
Director, CIT Bank, CIT
Group Inc. (commercial
and consumer finance),
2010-2016

TRUSTEES AND OFFICERS
(continued)
Thematic Beta ETFs | Annual Report 2021 49
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, Columbia
ETF Trust I and
Columbia ETF Trust
II since 2020;
Trustee of CFST,
CFST II and CFVST
II since 2004 and
CFST I and CFVIT
since 2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
170 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)
Anthony M. Santomero c/o
Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee
2008
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
170 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
RenaissanceRe Holdings
Ltd. since May 2008;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019; former
Trustee, BofA Funds
Series Trust (11 funds),
2008-2011
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
170 Director, BlueCross
BlueShield of South
Carolina (Chair
of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation

TRUSTEES AND OFFICERS
(continued)
50 Thematic Beta ETFs | Annual Report 2021
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of CFST, CFST I, CFST II, Columbia ETF Trust I, Columbia ETF Trust II, Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds
Variable Series Trust II (CFVST II). Messrs. Batejan, Gallagher, Petersen and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as a director of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.
(a) J. Kevin Connaughton was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective March 1, 2016. Natalie A. Trunow was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective September 1, 2016. Olive M. Darragh was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective June 10, 2019. Shareholders of the Funds elected Mr. Connaughton and Mses. Darragh and
Trunow as Trustees of CFST, CFST I, CFST II, Columbia ETF Trust I, Columbia ETF Trust II, and CFVST II, effective January 1, 2021, and of CFVIT, effective
July 1, 2020.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1967
Trustee
2020
(a)
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) since January 2016;
Non-executive Member of the Investment
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services)
since August 2018; Advisor, Paradigm
Asset Management since November 2016;
Director of Investments, Casey Family
Programs, April 2016-September 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008 - January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
168 Director, Health Services
for Children with
Special Needs, Inc.;
Director, Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions); Independent
Director, Investment
Committee, Sarona Asset
Management
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
170 Director, NAPE Education
Foundation, October
2016-October 2020

TRUSTEES AND OFFICERS
(continued)
Thematic Beta ETFs | Annual Report 2021 51
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
(a) Mr. Petersen serves as the President and Principal Executive Officer of the Columbia Funds (since 2015).
The Statement of Additional Information has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the date of this SAI, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Petersen, who is the President and Principal Executive
Officer, the Funds' other officers are:
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and
Length of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Christopher O. Petersen
c/o Columbia Management
Investment Advisers, LLC
5228 Ameriprise Financial
Center Minneapolis, MN
55474
1970
Trustee 2020
(a)
Vice President and Lead Chief Counsel,
Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief
Counsel, January 2010-December 2014);
officer of Columbia Funds and affiliated
funds since 2007.
170
None
Fund officers
Name,
Address, and
Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex or a
Predecessor Thereof Principal Occupation(s) During the Past Five Years
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
1969
Chief Financial Officer
and Principal Financial
Officer (2009) and
Senior Vice President
(2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial
Officer (2020), CFST,
CFST I, CFST II, CFVIT
and CFVST II; Assistant
Treasurer, Columbia ETF
Trust I and Columbia ETF
Trust II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for Columbia ETF Trust I
and Columbia ETF Trust
II; Assistant Treasurer,
CFST, CFST I and CFST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.

TRUSTEES AND OFFICERS
(continued)
52 Thematic Beta ETFs | Annual Report 2021
Fund officers (continued)
Name,
Address, and
Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex or a
Predecessor Thereof Principal Occupation(s) During the Past Five Years
William F. Truscott
225 Franklin Street
Boston, MA 02110
1960
Senior Vice President
(2001)
Formerly, Trustee of Columbia Funds Complex until January 1, 2021; Chief Executive
Officer, Global Asset Management, Ameriprise Financial, Inc. since September
2012; Chairman of the Board and President, Columbia Management Investment
Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the
Board and Chief Executive Officer, Columbia Management Investment Distributors,
Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with
Columbia Threadneedle.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 – September 2020.
Colin Moore
225 Franklin Street
Boston, MA 02110
1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 – August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman
225 Franklin St.
Boston, MA 02110
1962
Senior Vice President
(2020)
Vice President – Head of North America Product, Columbia Management Investment
Advisers, LLC (since April 2015).
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

LIQUIDITY RISK MANAGEMENT PROGRAM
Thematic Beta ETFs | Annual Report 2021 53
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through
December 31, 2020, including:
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

RESULTS OF MEETING OF SHAREHOLDERS
March 31, 2021
54 Thematic Beta ETFs | Annual Report 2021
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia ETF Trust II elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia ETF Trust II, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee Votes for Votes withheld Abstentions
George S. Batejan 7,348,800 56,762 0
Kathleen Blatz 7,351,202 54,360 0
Pamela G. Carlton 7,351,202 54,360 0
Janet Langford Carrig 7,351,058 54,504 0
J. Kevin Connaughton 7,349,188 56,374 0
Olive M. Darragh 7,350,646 54,916 0
Patricia M. Flynn 7,350,853 54,709 0
Brian J. Gallagher 7,348,793 56,769 0
Douglas A. Hacker 7,349,500 56,062 0
Nancy T. Lukitsh 7,350,890 54,672 0
David M. Moffett 7,348,867 56,695 0
Catherine James Paglia 7,350,890 54,672 0
Anthony M. Santomero 7,349,118 56,444 0
Minor M. Shaw 7,348,827 56,735 0
Natalie A. Trunow 7,350,890 54,672 0
Sandra Yeager 7,351,202 54,360 0
Christopher O. Petersen 7,349,356 56,206 0

ADDITIONAL INFORMATION
Thematic Beta ETFs | Annual Report 2021 55
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
225 Franklin Street
Boston, MA, 02110
ANN279_03_L01_(05/21)
CET001299
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Moffett, Mr. Gallagher, Mr. Connaughton, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the three series of the registrant whose reports to stockholders are included in this annual filing.

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2021 and March 31, 2020 are approximately as follows:

20212020

$46,500              $45,000

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended March 31, 2021 and March 31, 2020 are approximately as follows:

2021	2020
$0	$0

Audit-Related Fees, if any, include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended March 31, 2021 and March 31, 2020, there were no Audit- Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2021 and March 31, 2020 are approximately as follows:

2021	2020
$0	$0

Tax Fees, if any, include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended March 31, 2021 and March 31, 2020, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2021 and March 31, 2020 are approximately as follows:

2021	2020
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended March 31, 2021 and March 31, 2020, there were no Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre- approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2021 and March 31, 2020 are approximately as follows:

2021	2020
$0	$0

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board's independent

Trustees, David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager are all members of the Audit Committee.

(b)Not Applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected,

or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust II
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	May 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	May 20, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	May 20, 2021
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	May 20, 2021